Unvested Award Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number
Nonvested Options, beginning balance	71,944
Granted
Vested	(57,060)
Forfeited	(633)
Nonvested Options, ending balance	14,251
Aggregate exercise price
Nonvested Options, beginning balance	$ 87,653
Granted
Vested	(72,546)
Forfeited	(355)
Nonvested Options, ending balance	$ 14,752